Other reserves	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Other reserves

28. Other reserves

(US dollars in thousands)	Preference shares ¹	Shares pending issue	Capital raising costs ²	Equity incentive costs ³	Share awards issuance ³	Dividend reserve	Warrant reserve	Foreign exchange	Total
At June 30, 2023	3,319	–	(9,396)	3,021	(3,004)	–	–	(432)	(6,492)
Interest on equity instruments	150	–	–	–	–	–	–	–	150
Capital raising costs	–	–	(207)	–	–	–	–	–	(207)
Equity incentives cost less shares issued	–	–	–	333	(92)	–	–	–	241
Other movements	–	–	–	–	–	–	–	7	7
At June 30, 2024	3,469	–	(9,603)	3,354	(3,096)	–	–	(425)	(6,301)
Interest on equity instruments	302	–	–	–	–	–	–	–	302
Capital raising costs	–	–	(777)	–	–	–	–	–	(777)
Equity incentives cost less shares issued	–	–	–	8	–	–	–	–	8
Other movements	–	–	–	315	–	–	–	(66)	249
At June 30, 2025	3,771	–	(10,380)	3,677	(3,096)	–	–	(491)	(6,519)
Interest on equity instruments	377	–	–	–	–	–	–	–	377
Capital raising costs	–	–	(1,071)	–	–	–	–	–	(1,071)
Equity incentives cost less shares issued	–	–	–	880	–	–	–	–	880
Dividend reserve	–	–	–	–	–	690	–	–	690
Warrant reserve	–	–	–	–	–	–	682	–	682
Other movements	(4,148)	–	–	–	–	–	–	348	(3,800)
At June 30, 2026	-	–	(11,451)	4,557	(3,096)	690	682	(143)	(8,762)

Settlement of Aevitas preference shares and issuance of convertible preference shares

During the year, the Group entered into an arrangement with The ASEAN Foundation for the acquisition and cancellation of the outstanding preference shares of Aevitas Group Limited and assumption of the related unpaid dividend obligations. As consideration, the Company issued 41,507 Series 1 convertible preference shares with an aggregate subscription amount of $4.151 million, together with associated warrants.

The Group derecognized Aevitas preference shares and accrued dividends of $4.15 million. In lieu of this arrangement, $3.459 million has been recognized within equity in respect of the convertible preference shares and $0.691 million as a warrant derivative liability. Details have been provided in notes below.

Equity incentive cost

The $1.071 million transaction costs incurred in the year ended June 30, 2026 (year ended June 30, 2025: $0.8 million; year ended June 30, 2024: $0.4 million) relate primarily to capital raises on Nasdaq and private placements with various investors.

During the year ended June 30, 2025, $0.3 million was expensed towards share incentive awards to employees, directors, and consultants of the Company under the 2017 Omnibus Incentive Plan (year ended June 30, 2024: $0.3 million; year ended June 30, 2023: $0.1 million). Amounts are expensed at the award grant price over the vesting period, adjusted for actual quantities upon vesting. Of the expenses recorded, none of the shares were delivered to participants (year ended June 30, 2024: $0.3 million; year ended June 30, 2023: $0.1 million). During the years ended June 30, 2026 and June 30, 2025, the following awards under the Incentive Plan have been granted, and have vested or been forfeit:

	Number of RSUs, PSUs and BSAs (thousands)	Weighted average grant date fair value $000
Outstanding at June 30, 2023	657	$331
Granted	128	234
Vested/Settled	(150)	(248)
Reverse stock split impact	(591)	(298)
Forfeit	(11)	(3)
Outstanding at June 30, 2024	33	$16
Granted	151	613
Vested	(95)	(323)
Forfeit	-	-
Outstanding at June 30, 2025	89	306
Granted	1,132	5,102
Vested	(1,026)	(4,777)
Forfeit	(31)	(110)
Outstanding at June 30, 2026	164	521

The table above reconciles the number of outstanding RSUs, DSUs, PSUs and BSAs and the related weighted-average grant-date fair value from FY2024 through FY2026. The FY2026 awards shown are equity-settled.

Transfers between the equity incentive reserve, share awards issuance reserve, share capital and share premium arising when awards vest or shares are issued represent movements within equity and do not result in an additional expense or cash flow.

In October 2023, the company implemented a 10-to-1 reverse stock split, which impacted the outstanding number of RSUs, PSUs, and BSAs. The reverse stock split proportionally reduced the number of outstanding awards, including their weighted average grant date fair value. As a result, employees holding these grants experienced a corresponding adjustment in the value of their awards to align with the revised share structure. This adjustment ensures that the economic value and equity proportion represented by the awards remains consistent post-split.

Warrants

Warrants issued in connection with the Group’s financing arrangements have been classified as equity because they provide for the exchange of a fixed amount of consideration for a fixed number of the Company’s Class A Ordinary Shares and do not contain a contractual cash-settlement obligation.

Accordingly, the warrants satisfy the fixed-for-fixed criterion in IAS 32 and contain no contractual cash-settlement obligation.

The fair value of equity-classified warrants is estimated at initial recognition using a Monte Carlo simulation model. The valuation incorporates relevant market inputs and assumptions, including the underlying share price, exercise price, expected volatility, warrant term, risk-free interest rate and expected dividends, together with the instruments’ contractual terms. Once recognised in equity, the warrants are not subsequently remeasured.

The fair value of the warrants issued during the year was $3.43 million. This amount was recognised in warrant reserve, with a corresponding non-cash finance expense, because the warrants were issued as consideration for financing and related consulting arrangements. Equity-classified warrants are not subsequently remeasured.

During the year, the Company issued a warrant over 1,055,147 Class A Ordinary Shares as part of the consideration transferred for a business acquisition. The warrant had an acquisition-date fair value of $2.8 million. On June 17, 2026, the warrant was exercised in full on a cashless basis, resulting in the issuance of 1,054,963 Class A Ordinary Shares. Accordingly, no warrants relating to this acquisition remained outstanding at June 30, 2026.

Convertible preference shares and related warrants

During the year, the Company issued 296,507 convertible preference shares at an issue price of $100 per share for aggregate consideration of $29.650 million. The preference shares are convertible into Class A Ordinary Shares at a conversion price of $6.80 per ordinary share. The original subscription amount represents 4,360,397 Class A Ordinary Shares on conversion, before additional shares attributable to accumulated payment-in-kind dividends and contractual rounding.

The preference-share component is presented within equity at $24.78 million following allocation of the subscription proceeds between the preference shares and the accompanying warrants. The equity component is not subsequently remeasured.

On 1 April 2026, the Board approved the issue of 41,507 Series 1 Convertible Preference Shares (“CPS”) at US$100 par to ASEAN Investment Foundation (“ASEAN”), under a Securities Purchase Agreement dated the same day. ASEAN also received warrants. The CPS are convertible into 610,397 Class A Ordinary Shares at a fixed price of US$6.80 and carry a cumulative 6% dividend, accrued on an Actual/365 basis.

Cumulative payment-in-kind dividends

The preference shares carry a cumulative payment-in-kind dividend of 6% per annum, accruing from their respective issue dates and settled through additional Class A Ordinary Shares upon conversion. At June 30, 2026, the accumulated dividend entitlement amounted to $0.628 million, and for the Asean, dividend accrued till June 30, 2026 is $0.061million recognized in equity.

For equity-classified preference shares, these dividends are accounted for as distributions directly within equity and presented in a separate cumulative dividend reserve. No shares in settlement of the accumulated dividends had been issued at the reporting date.

Related warrants

The preference-share financing arrangements included warrants over an initial aggregate of 2,124,998 Class A Ordinary Shares, with an initial exercise price of $12.00 per share and a five-year contractual term. Exercise is conditional upon the Company’s market capitalization exceeding $250 million for at least 20 trading days within a period of 30 consecutive trading days. The warrants provide for cashless settlement and adjustments to the exercise price and underlying share entitlement following specified qualifying acquisitions and holder elections.

These warrants are accounted for separately as derivative financial liabilities because their settlement and reset provisions do not satisfy the fixed-for-fixed criterion in IAS 32. They are initially recognized at fair value, with the remaining subscription proceeds allocated to the preference-share component, and subsequently remeasured at fair value through profit or loss.

The warrants’ initial fair value was $4.8 million and their fair value at June 30, 2026 was $11.69 million. The resulting fair value loss of $6.8 million was recognized in profit or loss. Fair value is determined using a Monte Carlo valuation model incorporating the contractual exercise conditions and reset provisions.

Asean warrants:

The warrants comprise 345,892 notional headline warrants and up to 575,517 contingent cashless reset warrants. On a reset trigger (market capitalization of at least US$250 million for 20 of 30 trading days), the reset warrants adjust to an exercise price of US$0.01.

On initial recognition, the warrants were measured at $0.69 million. At 30 June 2026, the warrant fair value was $1.57 million, giving a fair value loss of $0.88 million in profit or loss.